Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
We do not have any program, plan, or practice to time the grant of equity awards to our employees in coordination with the release of material non-public information. We generally grant awards at the time employment commences and annually in connection with our annual compensation review process in the first quarter of our fiscal year, at a regularly scheduled Board or Committee meeting. Neither our Board nor the Committee seek to time the grant of equity awards based on potential movement of our stock price. We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments to our executive officers.

Award Timing Method	We generally grant awards at the time employment commences and annually in connection with our annual compensation review process in the first quarter of our fiscal year, at a regularly scheduled Board or Committee meeting. Neither our Board nor the Committee seek to time the grant of equity awards based on potential movement of our stock price.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any program, plan, or practice to time the grant of equity awards to our employees in coordination with the release of material non-public information.